Schedule of Nonvested Share Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments Schedule Of Nonvested Share Activity 1		$ 100,000
Commitments Schedule Of Nonvested Share Activity 2		100,000
Commitments Schedule Of Nonvested Share Activity 3		3.67
Commitments Schedule Of Nonvested Share Activity 4		0
Commitments Schedule Of Nonvested Share Activity 5		1.50
Commitments Schedule Of Nonvested Share Activity 6		270,000
Commitments Schedule Of Nonvested Share Activity 7		0
Commitments Schedule Of Nonvested Share Activity 8		3.00
Commitments Schedule Of Nonvested Share Activity 9		0
Commitments Schedule Of Nonvested Share Activity 10		2.36
Commitments Schedule Of Nonvested Share Activity 11		2,000,000
Commitments Schedule Of Nonvested Share Activity 12		2,000,000
Commitments Schedule Of Nonvested Share Activity 13		0.40
Commitments Schedule Of Nonvested Share Activity 14		0
Commitments Schedule Of Nonvested Share Activity 15		8.77
Commitments Schedule Of Nonvested Share Activity 16		300,000
Commitments Schedule Of Nonvested Share Activity 17		0
Commitments Schedule Of Nonvested Share Activity 18		0.30
Commitments Schedule Of Nonvested Share Activity 19		0
Commitments Schedule Of Nonvested Share Activity 20		9.61
Commitments Schedule Of Nonvested Share Activity 21		500,000
Commitments Schedule Of Nonvested Share Activity 22		0
Commitments Schedule Of Nonvested Share Activity 23		0.33
Commitments Schedule Of Nonvested Share Activity 24		0
Commitments Schedule Of Nonvested Share Activity 25		9.61
Commitments Schedule Of Nonvested Share Activity 26		3,170,000
Commitments Schedule Of Nonvested Share Activity 27		2,100,000
Commitments Schedule Of Nonvested Share Activity 28		0
Commitments Schedule Of Nonvested Share Activity 1	100,000
Commitments Schedule Of Nonvested Share Activity 2	100,000
Commitments Schedule Of Nonvested Share Activity 3	3.67
Commitments Schedule Of Nonvested Share Activity 4	0
Commitments Schedule Of Nonvested Share Activity 5	1.00
Commitments Schedule Of Nonvested Share Activity 6	270,000
Commitments Schedule Of Nonvested Share Activity 7	0
Commitments Schedule Of Nonvested Share Activity 8	3.00
Commitments Schedule Of Nonvested Share Activity 9	0
Commitments Schedule Of Nonvested Share Activity 10	1.86
Commitments Schedule Of Nonvested Share Activity 11	2,000,000
Commitments Schedule Of Nonvested Share Activity 12	2,000,000
Commitments Schedule Of Nonvested Share Activity 13	0.40
Commitments Schedule Of Nonvested Share Activity 14	0
Commitments Schedule Of Nonvested Share Activity 15	8.27
Commitments Schedule Of Nonvested Share Activity 16	300,000
Commitments Schedule Of Nonvested Share Activity 17	0
Commitments Schedule Of Nonvested Share Activity 18	0.30
Commitments Schedule Of Nonvested Share Activity 19	0
Commitments Schedule Of Nonvested Share Activity 20	9.11
Commitments Schedule Of Nonvested Share Activity 21	500,000
Commitments Schedule Of Nonvested Share Activity 22	0
Commitments Schedule Of Nonvested Share Activity 23	0.33
Commitments Schedule Of Nonvested Share Activity 24	0
Commitments Schedule Of Nonvested Share Activity 25	9.11
Commitments Schedule Of Nonvested Share Activity 26	3,170,000
Commitments Schedule Of Nonvested Share Activity 27	2,100,000
Commitments Schedule Of Nonvested Share Activity 28	$ 0